Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in Other Comprehensive income
Balance as of December 31	$ (917)
Change in net unrealized pension and other postretirement benefit losses	(17)	5	(10)
Balance as of December 31	(876)	(917)
Tax impact for the changes in each component of accumulated other comprehensive (loss) income
Investment securities	149	(272)	749
Cash flow hedges	3	11	29
Foreign currency translation adjustments	(40)	22	33
Net investment hedges	(14)	(396)	0
Pension and other postretirement benefit losses	(7)	18	(28)
Total tax impact	91	(617)	783
Error Correction Prior Period Adjustments [Member]
Changes in Other Comprehensive income
Net translation of investments in foreign operations	190
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in Other Comprehensive income
Balance as of December 31	(917)	(712)	(1,606)
Impact of the Adoption of new GAAP		(315)
Net unrealized gains (losses)	243	(141)	1,329
Reclassification for realized (gains) losses into earnings	(6)	25	(71)
Net translation of investments in foreign operations	(153)	189	523
Net gains (losses) related to hedges of investment in foreign operations	(26)	32	(877)
Change in net unrealized pension and other postretirement benefit losses	(17)	5	(10)
Net change in accumulated other comprehensive (loss) income	41	(205)	894
Balance as of December 31	(876)	(917)	(712)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Changes in Other Comprehensive income
Balance as of December 31	57	507	(699)
Impact of the Adoption of new GAAP		(315)
Net unrealized gains (losses)	245	(139)	1,351
Reclassification for realized (gains) losses into earnings	(14)	4	(145)
Net change in accumulated other comprehensive (loss) income	231	(450)	1,206
Balance as of December 31	288	57	507
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Changes in Other Comprehensive income
Balance as of December 31	(7)	(28)	(80)
Net unrealized gains (losses)	(2)	(2)	(22)
Reclassification for realized (gains) losses into earnings	8	23	74
Net change in accumulated other comprehensive (loss) income	6	21	52
Balance as of December 31	(1)	(7)	(28)
Accumulated Translation Adjustment [Member]
Changes in Other Comprehensive income
Balance as of December 31	(503)	(722)	(368)
Reclassification for realized (gains) losses into earnings		(2)
Net translation of investments in foreign operations	(153)	189	523
Net gains (losses) related to hedges of investment in foreign operations	(26)	32	(877)
Net change in accumulated other comprehensive (loss) income	(179)	219	(354)
Balance as of December 31	(682)	(503)	(722)
Accumulated Defined Benefit Plans Adjustment [Member]
Changes in Other Comprehensive income
Balance as of December 31	(464)	(469)	(459)
Change in net unrealized pension and other postretirement benefit losses	(17)	5	(10)
Net change in accumulated other comprehensive (loss) income	(17)	5	(10)
Balance as of December 31	$ (481)	$ (464)	$ (469)